Significant Accounting Policies - Reconciliation of Net Income (Loss) per Share (Details) - USD ($)		3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
		Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 27, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Numerators:
Net loss											$ (7,145,320)		$ (5,977,407)
Denominators:
Weighted-average common shares outstanding, basic											10,021,632		3,957,783
Weighted-average common shares outstanding, diluted											10,021,632		3,957,783
Basic net income (loss) per share											$ (0.71)		$ (1.51)
Diluted net loss per share											$ (0.71)		$ (1.51)
Redeemable shares
Denominators:
Weighted-average common shares outstanding, diluted		5,013,762			5,467,000				5,314,261	2,180,466
Diluted net loss per share		$ 0.04			$ (0.01)				$ 0.02	$ 0.70
Non-redeemable shares
Denominators:
Weighted-average common shares outstanding, diluted	[1]	1,628,425			1,628,425				1,628,425	1,386,942
Diluted net loss per share		$ (0.08)			$ (0.01)				$ (0.11)	$ (1.22)
CIK0001848000_LAKESHORE ACQUISITION I CORP
Accretion of temporary equity to redemption value									$ 0	$ 52,251,672		$ (4,198,476)
Net income (loss)		$ 60,305			$ (100,594)				(89,597)	(157,152)		(4,498,101)
Accretion of temporary equity to initial redemption value		(357,610)							(357,610)	(4,198,476)
Interest earned from trust account		(207,698)			(705)				(287,029)	(811)
Net loss including accretion of temporary equity to redemption value		(505,003)			(101,299)				(734,236)	(4,356,439)
Numerators:
Net loss		60,305	$ (4,598)	$ (145,304)	(100,594)	$ (52,545)	$ (4,013)		(89,597)	(157,152)		$ (299,625)
Denominators:
Weighted-average common shares outstanding, basic												1,448,654
Weighted-average common shares outstanding, diluted												1,448,654
Basic net income (loss) per share												$ (1.01)
Diluted net loss per share												$ (1.01)
CIK0001848000_LAKESHORE ACQUISITION I CORP | Class A Common Stock Subject to Redemption
Numerators:
Allocation of net loss including accretion of temporary equity												$ (3,040,019)
Accretion of temporary equity to initial redemption value												4,198,476
Net loss												$ 1,158,457
Denominators:
Weighted-average common shares outstanding, basic												3,020,358
Weighted-average common shares outstanding, diluted												3,020,358
Basic net income (loss) per share												$ 0.38
Diluted net loss per share												$ 0.38
CIK0001848000_LAKESHORE ACQUISITION I CORP | Class A Common Stock Not Subject to Redemption
Numerators:
Allocation of net loss including accretion of temporary equity												$ (1,458,082)
Net loss												$ (1,458,082)
Denominators:
Weighted-average common shares outstanding, basic												1,448,654
Weighted-average common shares outstanding, diluted												1,448,654
Basic net income (loss) per share												$ (1.01)
Diluted net loss per share												$ (1.01)
CIK0001848000_LAKESHORE ACQUISITION I CORP | Redeemable shares
Interest earned from trust account		207,698			705				287,029	811
Numerators:
Allocation of net loss including accretion of temporary equity		(381,194)			(78,050)				(562,019)	(2,662,738)
Accretion of temporary equity to initial redemption value		357,610							357,610	4,198,476
Net loss		$ 184,114			$ 77,345				$ 82,620	$ 1,536,549
Denominators:
Weighted-average common shares outstanding, basic		5,013,762			5,467,000			187,500	5,314,261	2,180,466
Basic net income (loss) per share		$ 0.04			$ (0.01)				$ 0.02	$ 0.70
Diluted net loss per share		$ 0.04			$ (0.01)				$ 0.02	$ 0.70
CIK0001848000_LAKESHORE ACQUISITION I CORP | Non-redeemable shares
Numerators:
Allocation of net loss including accretion of temporary equity		$ (123,809)			$ (23,249)				$ (172,217)	$ (1,693,701)
Net loss		$ (123,809)			$ (23,249)				$ (172,217)	$ (1,693,701)
Denominators:
Weighted-average common shares outstanding, basic	[1]	1,628,425			1,628,425				1,628,425	1,386,942
Basic net income (loss) per share		$ (0.08)			$ (0.01)				$ (0.11)	$ (1.22)
Diluted net loss per share		$ (0.08)			$ (0.01)				$ (0.11)	$ (1.22)

[1]	During January 6, 2021 (Inception) through June 27, 2021, an aggregate of 187,500 shares of non-redeemable founder shares were subject to forfeiture if the underwriters did not exercise over-allotment option. In connection with the closing of the initial public offering and the underwriters’ partial exercise of over-allotment option on June 15, 2021 and June 28, 2021, respectively, a total of 70,750 founder shares were forfeited and a total of 116,750 founder shares were no longer subject to forfeiture. These shares were excluded from the calculation of weighted average shares outstanding until they were no longer subject to forfeiture.